Note 19 - Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Contract with Customer, Asset and Liability [Table Text Block]
Deferred Revenue
Balance at January 31, 2018	32,113
Recognition of previously deferred revenue	(27,252)
Deferral of revenue	29,423
Increases from business combinations, net	1,789
Effect of movements in foreign exchange	(982)
Balance at January 31, 2019	35,091
Recognition of previously deferred revenue	(30,580)
Deferral of revenue	37,408
Increases from business combinations, net	551
Effect of movements in foreign exchange	(407)
Balance at January 31, 2020	42,063
Current	41,143
Long-term	920
Contract Assets
Balance at January 31, 2018	–
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	495
Transfers to trade receivables from contract assets	(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	606
Effect of movements in foreign exchange	(23)
Balance at January 31, 2019	812
Transfers to trade receivables from contract assets	(490)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	791
Effect of movements in foreign exchange	(6)
Balance at January 31, 2020	1,107